Share-Based Compensation (Restricted Share Units and Stock Option Fair Value) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RSUs fair value	$ 27.80	$ 22.78	$ 16.94
Stock options fair value	$ 7.38	$ 6.96	$ 5.11
Dividend yield	2.20%	1.80%	2.10%
Expected volatility	29.00%	28.10%	28.00%
Risk-free interest rate	1.70%	2.80%	3.40%
Expected option life (in years)	7 years 0 months 0 days	7 years 0 months 0 days	7 years 0 months 0 days